Principal accountants' fees and services (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Ernst & Young
Disclosure of audit fees and other services [line items]
Statutory audit of separate and consolidated financial statements	€ 13.9	€ 13.9
Services other than statutory audit	3.0	3.1
Audit-related services	2.8	2.5
Tax	0.0	0.0
Other	0.2	0.6
Total	€ 16.9	€ 17.0
Statutory audit of separate and consolidated financial statements, percentage	82.00%	82.00%
Services other than statutory audit, percentage	18.00%	18.00%
Total, percentage	100.00%	100.00%
Audit of the financial statements of the parent company and its French subsidiaries	€ 7.2	€ 7.4
Audit-related services charged to the parent company and its French subsidiaries	2.7	2.4
PricewaterhouseCoopers
Disclosure of audit fees and other services [line items]
Statutory audit of separate and consolidated financial statements	13.8	15.1
Services other than statutory audit	0.4	0.3
Audit-related services	0.4	0.2
Tax	0.0	0.0
Other	0.0	0.1
Total	€ 14.2	€ 15.4
Statutory audit of separate and consolidated financial statements, percentage	97.00%	98.00%
Services other than statutory audit, percentage	3.00%	2.00%
Total, percentage	100.00%	100.00%
Audit of the financial statements of the parent company and its French subsidiaries	€ 7.7	€ 8.2
Audit-related services charged to the parent company and its French subsidiaries	€ 0.3	€ 0.2